Fair Value Measurements - Effective Contractual Maturity Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Due in 1 year or less	$ 130,428
Fair Value	$ 130,428	$ 0